UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Money Market
Central Fund

December 31, 2009

1.811315.105

CFM-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 50.4%
Due Date	Yield (a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 13.4%
Banco Bilbao Vizcaya Argentaria SA
1/25/10 to 1/29/10	0.31	$ 4,000,000	$ 4,000,000
Commonwealth Bank of Australia
9/24/10	0.50	1,000,000	1,000,000
Credit Agricole SA
1/1/10 to 2/17/10	0.29 to 0.60 (d)	17,000,000	17,000,000
Credit Industriel et Commercial
1/4/10 to 3/8/10	0.36 to 0.50	11,000,000	11,000,000
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.60	3,000,000	3,000,000
ING Bank NV
1/8/10 to 2/22/10	0.20 to 0.39	15,000,000	15,000,000
Intesa Sanpaolo SpA
1/15/10	0.65	1,000,000	1,000,000
Landesbank Baden-Wuert
1/14/10 to 1/19/10	0.34	10,000,000	10,000,046
Landesbank Hessen-Thuringen
1/25/10 to 5/11/10	0.41 to 0.55	9,000,000	9,000,000
National Australia Bank Ltd.
3/10/10 to 3/22/10	0.40	2,000,000	2,000,000
Norddeutsche Landesbank
1/4/10	0.25	2,000,000	2,000,000
UniCredit SpA
1/11/10	0.25	2,000,000	2,000,000
			77,000,046
New York Branch, Yankee Dollar, Foreign Banks - 37.0%
Banco Bilbao Vizcaya Argentaria SA New York Branch
6/16/10	0.37	2,000,000	2,000,092
Banco Bilbao Vizcaya New York Branch
1/19/10	0.28 (d)	4,000,000	4,000,077
Bank of Montreal
1/21/10	0.24 (d)	1,000,000	1,000,000
Bank of Nova Scotia
1/14/10 to 3/8/10	0.27 to 0.48 (d)	8,000,000	8,000,000
Bank of Nova Scotia Institutional
1/6/10	0.24 (d)	4,000,000	4,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank Tokyo-Mitsubishi UFJ Ltd.
1/22/10 to 2/8/10	0.18 to 0.45%	$ 20,000,000	$ 20,000,000
Barclays Bank PLC
1/18/10	0.34 (d)	7,000,000	7,000,000
Bayerische Landesbank
1/12/10	0.39	2,000,000	2,000,000
BNP Paribas New York Branch
9/1/10 to 9/20/10	0.40 to 0.45	10,000,000	10,000,000
BNP Paribas SA
1/25/10 to 4/20/10	0.59 to 0.60	6,000,000	6,000,000
Calyon New York Branch
3/8/10 to 7/6/10	0.40 to 0.41 (d)	8,000,000	8,000,000
Canadian Imperial Bank of Commerce, New York
1/11/10 to 1/19/10	0.26 to 0.28 (d)	7,000,000	7,000,000
Commerzbank AG
2/23/10 to 3/2/10	0.35	7,000,000	7,000,000
Commerzbank AG New York Branch
1/17/10	0.28 (d)	4,000,000	4,000,000
2/2/10 to 2/16/10	0.25	7,000,000	7,000,000
Intesa Sanpaolo SpA
1/6/10	0.61	2,000,000	2,000,000
Lloyds TSB Bank PLC New York Branch
1/15/10	0.20	6,000,000	6,000,000
Natexis Banques Populaires NY
2/10/10 to 3/9/10	0.30 to 1.07 (d)	15,000,000	15,000,000
Natixis New York Branch
3/22/10	1.05 (d)	3,000,000	3,000,000
Natixis SA
2/10/10	0.35	2,000,000	2,000,000
Rabobank Nederland
1/5/10 to 5/14/10	0.23 to 1.20 (d)	18,000,000	18,002,104
Royal Bank of Canada
1/4/10	0.61 (d)	4,000,000	4,000,000
Royal Bank of Canada New York Branch
1/19/10 to 1/29/10	0.23 (d)	2,000,000	2,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC
2/16/10 to 4/1/10	0.30 to 0.80%	$ 10,000,000	$ 10,000,000
Royal Bank of Scotland PLC Connecticut Branch
1/20/10 to 5/21/10	0.51 to 0.54 (d)	6,000,000	6,000,000
Skandinaviska Enskilda Banken New York Branch
2/26/10	0.30	2,000,000	2,000,000
Societe Generale
1/7/10 to 2/5/10	0.20 to 0.38 (d)	4,000,000	4,000,000
Societe Generale Institutional CD Program
1/4/10	0.26 (d)	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
1/4/10 to 2/17/10	0.21 to 0.30	5,000,000	5,000,000
Swedbank AB
1/4/10	0.34	4,000,000	4,000,000
Toronto Dominion Bank - New York
12/20/10	0.50	3,000,000	3,000,000
Toronto-Dominion Bank
1/5/10 to 4/8/10	0.23 to 1.60 (d)	22,000,000	22,000,000
UniCredit SpA
1/8/10	0.36	2,000,000	2,000,000
			212,002,273
TOTAL CERTIFICATES OF DEPOSIT			289,002,319
Commercial Paper - 16.2%

Abbott Laboratories
1/26/10	0.36 (d)	3,000,000	3,000,000
Autobahn Funding
1/7/10	0.26	1,000,000	999,957
Banco Bilbao Vizcaya Argentaria SA (London Branch)
3/18/10	0.30	2,000,000	1,998,733
Banco Espirito Santo
1/5/10 to 1/12/10	0.30 to 0.33	4,000,000	3,999,810
Commerzbank U.S. Finance, Inc.
1/14/10 to 1/22/10	0.30 to 0.44	8,000,000	7,998,648
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Dakota Notes (Citibank Credit Card Issuance Trust)
1/6/10 to 2/11/10	0.23 to 0.30%	$ 15,000,000	$ 14,998,026
Danske Corp.
1/4/10		1,000,000	999,996
Devon Energy Corp.
1/4/10 to 1/20/10	0.33 to 0.36	2,000,000	1,999,783
Emerald Notes (BA Credit Card Trust)
1/4/10 to 1/6/10	0.66 to 0.67	4,000,000	3,999,722
Intesa Funding LLC
1/15/10	0.68	1,000,000	999,736
Irish Republic
1/11/10 to 3/2/10	0.32 to 0.42	7,000,000	6,997,753
Landesbank Hessen-Thuringen
1/5/10 to 2/8/10	0.45 to 0.60	2,000,000	1,999,458
Liberty Street Funding LLC
1/4/10		1,000,000	999,994
Natexis Banques Populaires U.S. Finance Co. LLC
1/4/10 to 2/22/10	0.30 to 0.45	8,000,000	7,998,871
Nationwide Building Society
2/16/10 to 3/1/10	0.30 to 0.37	4,000,000	3,998,032
Palisades Notes (Citibank Omni Master Trust)
1/4/10	0.90 to 1.00	3,000,000	2,999,758
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	3,000,000	2,994,087
Time Warner Cable, Inc.
1/19/10 to 1/28/10	0.45 to 0.48	2,645,000	2,644,305
Transocean Ltd.
1/26/10	0.37	1,000,000	999,743
UniCredito Italiano Bank (Ireland) PLC
1/7/10 to 2/12/10	0.25 to 0.45	8,000,000	7,997,433
Westpac Banking Corp.
1/13/10 to 5/11/10	0.26 to 0.70 (d)	12,000,000	11,994,964
TOTAL COMMERCIAL PAPER			92,618,809
U.S. Government and Government Agency Obligations - 2.1%
Due Date	Yield (a)	Principal Amount	Value
Other Government Related - 2.1%
Bank of America NA (FDIC Guaranteed)
1/29/10	0.33% (c)(d)	$ 5,545,000	$ 5,545,000
Citibank NA (FDIC Guaranteed)
3/30/10	0.30 (c)(d)	1,000,000	1,000,000
General Electric Capital Corp. (FDIC Guaranteed)
1/8/10	0.33 (c)(d)	5,740,000	5,740,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			12,285,000
Federal Agencies - 8.2%

Fannie Mae - 0.6%
2/12/10	0.22 (d)	3,535,000	3,534,855
Federal Home Loan Bank - 7.6%
2/17/10 to 1/12/11	0.24 to 1.15 (d)	43,625,000	43,627,161
TOTAL FEDERAL AGENCIES			47,162,016
U.S. Treasury Obligations - 2.6%

U.S. Treasury Bills - 2.6%
6/3/10 to 12/16/10	0.40 to 0.60	15,000,000	14,956,554
Bank Notes - 0.9%

Bank of America NA
1/4/10	0.28 (d)	2,000,000	2,000,000
2/18/10 to 3/15/10	0.30	3,000,000	3,000,000
TOTAL BANK NOTES			5,000,000
Medium-Term Notes - 8.5%

AT&T, Inc.
1/4/10	0.74 (b)(d)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
BNP Paribas SA
2/16/10	0.50% (d)	$ 11,000,000	$ 11,000,000
BP Capital Markets PLC
3/11/10	0.39 (d)	3,000,000	3,000,000
Commonwealth Bank of Australia
1/14/10 to 2/4/10	0.28 (b)(d)	7,000,000	7,000,000
Lloyds TSB Group PLC
2/8/10	0.60 (b)(d)	3,000,000	3,000,000
Metropolitan Life Global Funding I
4/7/10	0.99 (b)(d)	1,000,000	1,000,000
New York Life Insurance Co.
2/26/10 to 3/30/10	1.30 to 1.40 (d)(f)	2,000,000	2,000,000
Procter & Gamble International Funding SCA
2/8/10	0.29 (d)	1,000,000	1,000,000
Royal Bank of Canada
1/15/10	0.65 (b)(d)	4,000,000	4,000,000
Verizon Communications, Inc.
3/15/10	0.65 (d)	4,000,000	4,000,000
Westpac Banking Corp.
1/25/10 to 4/15/10	0.26 to 0.29 (b)(d)	8,000,000	8,000,000
TOTAL MEDIUM-TERM NOTES			49,000,000
Asset-Backed Securities - 0.5%

Bank of America Auto Trust
9/15/10	0.40 (b)	467,300	467,300
BMW Vehicle Lease Trust
6/15/10	0.79	1,180	1,180
Harley-Davidson Motorcycle Trust
7/15/10	0.72	310,036	310,036
John Deere Owner Trust
7/2/10 to 11/2/10	0.34 to 1.13	2,006,654	2,006,654
TOTAL ASSET-BACKED SECURITIES			2,785,170
Municipal Securities - 0.4%
Due Date	Yield (a)	Principal Amount	Value
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. Series 2008 A, VRDN
1/4/10	0.27% (d)	$ 1,000,000	$ 1,000,000
District of Columbia Rev. Series 2008, VRDN
1/4/10	0.26 (d)	1,500,000	1,500,000
TOTAL MUNICIPAL SECURITIES		2,500,000
Repurchase Agreements - 12.2%
	Maturity Amount
In a joint trading account at 0.01% dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations) #	$ 1,070,001	1,070,000
With:
Banc of America Securities LLC at:
0.21%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations valued at $9,270,219, 0%, 8/1/36)	9,000,213	9,000,000
0.26%, dated 12/31/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $3,150,093, 0.73%, 1/24/11)	3,000,088	3,000,000
Barclays Capital, Inc. at:
0.31%, dated 12/31/09 due 1/4/10 (Collateralized by Equity Securities valued at $17,280,604)	16,000,556	16,000,000
0.4%, dated 12/16/09 due 1/15/10 (Collateralized by Equity Securities valued at $1,080,230)	1,000,333	1,000,000
0.55%, dated:
11/23/09 due 2/19/10 (Collateralized by Mortgage Loan Obligations valued at $1,050,674, 5.81%, 8/10/45)	1,001,344	1,000,000
12/22/09 due 3/22/10 (Collateralized by Mortgage Loan Obligations valued at $1,050,209, 5.81%, 8/10/45)	1,001,375	1,000,000
12/28/09 due 3/26/10 (Collateralized by Mortgage Loan Obligations valued at $1,050,113, 5.81%, 8/10/45)	1,001,344	1,000,000
Deutsche Bank Securities, Inc. at:
0.28%, dated 11/13/09 due 1/15/10 (Collateralized by Commercial Paper Obligations valued at $1,030,447, 1/5/10)	1,000,490	1,000,000
0.31%, dated:
10/5/09 due 1/5/10 (Collateralized by Commercial Paper Obligations valued at $1,086,877, 1/5/10)	1,000,792	1,000,000
10/26/09 due 1/26/10 (Collateralized by Commercial Paper Obligations valued at $1,082,236, 1/15/10 - 1/20/10)	1,000,792	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
0.4%, dated 11/25/09 due 1/11/10 (Collateralized by Corporate Obligations valued at $1,059,865, 0.73% - 11%, 8/1/16 - 9/25/37)	$ 1,000,522	$ 1,000,000
Goldman Sachs & Co. at 0.28%, dated 12/31/09 due 1/4/10 (Collateralized by Commercial Paper Obligations valued at $1,030,032, 3/9/10)	1,000,031	1,000,000
J.P. Morgan Securities, Inc.:
at:
0.11%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Government Obligations valued at $2,060,203, 0%, 8/1/34)	2,000,024	2,000,000
0.56%, dated 12/31/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $7,350,293, 0.53%, 1/20/19)	7,000,438	7,000,000
at 0.26%, dated 12/31/09 due 1/4/10 (Collateralized by U.S. Treasury Obligations valued at $2,061,288, 1.8%, 3/11/11)	2,000,058	2,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.31%, dated 12/31/09 due 1/4/10 (Collateralized by Equity Securities valued at $3,240,120)	3,000,104	3,000,000
0.36%, dated 11/24/09 due 2/22/10 (Collateralized by Equity Securities valued at $2,163,110) (d)(e)	2,001,760	2,000,000
Morgan Stanley & Co. at:
0.26%, dated 12/31/09 due 1/4/10 (Collateralized by Equity Securities valued at $7,700,265)	7,000,204	7,000,000
0.43%, dated 11/18/09 due 2/16/10 (Collateralized by Equity Securities valued at $2,201,261)	2,002,150	2,000,000
0.47%, dated 9/29/09 due 1/4/10 (Collateralized by Equity Securities valued at $2,202,801)	2,002,533	2,000,000
0.75%, dated 10/16/09 due 1/14/10 (Collateralized by Corporate Obligations valued at $7,347,386, 4.75% - 8.5%, 9/25/35 - 9/25/46)	4,007,500	4,000,000
UBS Securities LLC at 0.35%, dated 9/30/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $1,052,028, 6%, 1/15/40)	1,000,933	1,000,000
TOTAL REPURCHASE AGREEMENTS		70,070,000
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $585,379,868)		585,379,868
NET OTHER ASSETS - (2.0)%		(11,673,286)
NET ASSETS - 100%		$ 573,706,582
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,467,300 or 5.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $12,285,000 or 2.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New York Life Insurance Co.: 1.3%, 2/26/10	5/8/09	$ 1,000,000
1.4%, 3/30/10	3/23/09	$ 1,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,070,000 due 1/04/10 at 0.01%
BNP Paribas Securities Corp.	$ 3,208
Banc of America Securities LLC	109,637
Bank of America, NA	219,323
Barclays Capital, Inc.	63,487
Citigroup Global Markets, Inc.	23,086
Credit Suisse Securities (USA) LLC	57,716
Deutsche Bank Securities, Inc.	63,487
Goldman, Sachs & Co.	21,584
Greenwich Capital Markets, Inc.	34,629
HSBC Securities (USA), Inc.	34,629
ING Financial Markets LLC	77,339
J.P. Morgan Securities, Inc.	115,431
Merrill Lynch Government Securities, Inc.	16,160
Morgan Stanley & Co., Inc.	75,030
RBC Capital Markets Corp.	16,160
Societe Generale, New York Branch	27,703
UBS Securities LLC	60,601
Wachovia Bank NA	50,790
$ 1,070,000

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2009, the cost of investment securities for income tax purposes was $585,379,868.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2010